Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the revenue - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of disaggregate the revenue [Abstract]
Software development and post-contract maintenance	$ 676,049
Placement agent services	372,677
Market data services	20,619	107,184	73,524
Investor relations management services			21,113
Commissions		390,569	643,145
Fund management services	25,782	153,494
Other revenue	4,006	1,789	4,343
Total revenues	$ 1,099,133	$ 653,036	$ 742,125